SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Non-current assets:
Total current assets	$ 60,094,445	$ 59,129,558
Total non-current assets	10,164,110	10,203,074
Total Assets	70,258,555	69,332,632
LIABILITIES AND EQUITY
LIABILITIES	25,682,410	23,875,132
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary Shares, value		17,025
Subscription receivable	(15,500)	(15,500)
Retained earnings	35,784,864	38,207,918
Accumulated other comprehensive loss	(329,707)	(1,397,475)
Total equity attributable to Leishen Energy Holding Co., Ltd	44,576,145	45,432,735
Total Liabilities and Equity	70,258,555	69,332,632
Common Class A [Member]
EQUITY
Ordinary Shares, value	4,315
Common Class B [Member]
EQUITY
Ordinary Shares, value	12,710
Parent Company [Member]
Non-current assets:
Cash and cash equivalents	2,890,744	3,497,762
Amounts due from a subsidiary	1,600,000	1,500,000
Total current assets	4,490,744	4,997,762
Investment in subsidiaries	40,085,401	40,434,973
Total non-current assets	40,085,401	40,434,973
Total Assets	44,576,145	45,432,735
LIABILITIES AND EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary Shares, value		17,025
Subscription receivable	(15,500)	(15,500)
Additional paid-in capital	6,526,821	6,544,298
Statutory reserves	2,592,642	2,076,469
Retained earnings	35,784,864	38,207,918
Accumulated other comprehensive loss	(329,707)	(1,397,475)
Total equity attributable to Leishen Energy Holding Co., Ltd	44,576,145	45,432,735
Total Liabilities and Equity	44,576,145	45,432,735
Parent Company [Member] | Common Class A [Member]
EQUITY
Ordinary Shares, value	4,315
Parent Company [Member] | Common Class B [Member]
EQUITY
Ordinary Shares, value	$ 12,710